Stacy H. Winick
Direct Dial: 312 807-4218

January 23, 1996

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

                              ARTISAN FUNDS, INC.
                     1995 ANNUAL REPORT TO SHAREHOLDERS

Ladies and Gentlemen:

   On behalf of Artisan Funds, Inc. we are enclosing for electronic filing, in accordance with Rule 30b-2-1 under the Investment Company Act of 1940, the 1995 semi-annual report to shareholders for Artisan Small Cap Fund.

Very truly yours,

/s/Stacy H. Winick
Stacy H. Winick

Enclosures

Copies to Mr. John M. Blaser
          Mr. John S. Scheid




                                 ARTISAN FUNDS

                             ARTISAN SMALL CAP FUND
                               SEMIANNUAL REPORT
                               DECEMBER 31, 1995

                      INVESTMENT MANAGEMENT PRACTICED WITH
                     INTELLIGENCE AND DISCIPLINE IS AN ART.



                             ARTISAN SMALL CAP FUND
                       (A SERIES OF ARTISAN FUNDS, INC.)
                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 1995
                                   UNAUDITED

Shares                                                               Quoted
 Held                                                             Market Value
 ----                                                             ------------

                COMMON STOCKS - 94.3%
                BANKS/SAVINGS AND LOANS - 2.2%
    247,900 <F1>Silicon Valley Bancshares - Bank holding company
                serving the high technology industry               $ 5,949,600

                BASIC INDUSTRY - 1.8%
    271,400     NN Ball & Roller, Inc. -
                Precision steel balls and rollers                    4,749,500

                BIOTECHNOLOGY/PHARMACEUTICALS - 1.4%
    303,900 <F1>Aethena Neurosciences, Inc. -
                Pharmaceutical products for
                neurological diseases                                3,722,775
                BUSINESS SERVICES - 4.8%
    205,300 <F1>Bell & Howell Holdings Company - Systems and
                services for information access and
                dissemination                                        5,748,400
    213,400 <F1>CommNet Cellular Inc. -
                Rural cellular phone systems in the Rockies          6,161,925
     57,000 <F1>Intercel, Inc. - Rural cellular telephone
                and PCS systems                                        969,000
                                                                    ----------
                                                                    12,879,325

                CAPITAL SPENDING - 7.4%
    183,850     Belden  Inc. - Wire and cable products for
                electrical and electronics markets                   4,734,138
    201,400     Hardinge Inc. - Machine tool manufacturer            5,236,400
    271,350 <F1>Holophane Corporation -
                Highly engineered lighting fixtures                  5,901,863
    128,000 <F1>Insilco Corporation - Multi-industry: office
                products, electronics and auto parts                 4,080,000
                                                                    ----------
                                                                    19,952,401

                COMPUTER RELATED - 5.0%
    119,000 <F1>Creative Computers, Inc. - Direct marketer of
                PC hardware, software and peripherals                2,171,750
    229,900 <F1>DH Technology Incorporated - Specialty printers 5,632,550 118,100 <F1>Micros Systems, Inc. - Point-of-sale and property/
                management systems for the hospitality industry      5,816,425
                                                                    ----------
                                                                    13,620,725

                CONSUMER CYCLICALS - 1.2%
    184,550 <F1>Strattec Security Corporation -
                Automotive locks and keys                          $ 3,275,762

                CONSUMER SERVICES - 10.5%
    224,600 <F1>Ambassador International, Inc. -
                Educational travel programs                          2,189,850
    222,900 <F1>Argyle Television, Inc. -
                TV stations                                          3,900,750
     75,300 <F1>Catlina Marketing -
                Electronic grocery point-of-sale coupons             4,725,075
    338,900 <F1>International Family Entertainment, Inc. -
                Family oriented entertainment programming            5,549,488
    183,400 <F1>ITI Technologies, Inc. -
                Wireless home security systems                       5,456,150
    138,100 <F1>Jones Intercable, Inc. - Cable TV
                system operator                                      1,726,250
     45,600 <F1>Jones Intercable, Inc. Class A - Cable TV
                system operator                                        564,300
     64,000     Pittway Corporation - Security equipment and
                trade publications                                   4,336,000
                                                                    ----------
                                                                    28,447,863

                CONSUMER STAPLES - 11.6%
    188,100     Anthony Industries, Inc. - Recreational
                and industrial products                              4,326,300
    148,500     AptarGroup, Inc. - Pumps, valves and closures
                for consumer packaging                               5,550,187
    576,200 <F1>Benson Eyecare Corporation - Manufacturer
                of optical lenses, sun glasses and
                reading glasses                                      5,185,800
    167,500 <F1>Day Runner, Inc.-
                Manufacturer of personal organizers and
                planners                                             5,778,750
    221,700 Libbey Inc. - Consumer and commercial glassware 4,988,250 273,800 <F1>Syratech Corporation - Silver flatware
                and giftware                                         5,510,225
                                                                    ----------
                                                                    31,339,512

                ELECTRONICS - 14.2%
    219,670 <F1>CP Clare Corporation - Electronic relay switches
                for telecomm/datacomm markets                        4,503,235
    199,800     Dallas Semiconductor Corporation -
                Electronic components and subsystems                 4,145,850
    137,400 <F1>Itron, Inc. -
                Automated meter reading equipment                    4,637,250
     73,650 <F1>Kent Electronics Corporation -
                Electronic component distributor                     4,299,319
    104,900 <F1>Littelfuse, Inc. - Circuit protection devices        3,855,075
    149,500 <F1>Marshall Industries - Electronic component
                distributor                                          4,802,688
    357,650     Methode Electronics, Inc. -
                Electronic interconnect devices                      5,096,512
    173,400 <F1>Smartflex Systems, Inc. - Flexible interconnect
                assemblies                                           3,077,850
    111,200 <F1>Uniphase Corporation - Laser equipment
                for electronic and industrial applications           3,975,400
                                                                    ----------
                                                                    38,393,179

                ENERGY SERVICES - 2.0%
    174,100 <F1>Tech-Sym Corporation - Electronic systems for
                seismic exploration and communications             $ 5,505,913


                EXPLORATION/PRODUCTION - 4.1%
    212,500 <F1>Cairn Energy USA, Inc. - Oil and
                gas exploration                                      2,975,000
    435,600     Lomak Petroleum, Inc. - Oil and
                gas exploration                                      4,247,100
    175,050 <F1>Nuevo Energy Company - Oil and gas exploration       3,916,744
                                                                    ----------
                                                                    11,138,844

                HEALTHCARE SERVICES - 3.8%
    248,300 <F1>MECON - Management systems
                and consulting for the hospital industry             3,941,762
    194,900 <F1>Sierra Health Services, Inc. -
                Managed care provider in Nevada                      6,188,075
                                                                    ----------
                                                                    10,129,837

                INSURANCE - 3.1%
    158,600 <F1>Amerin Corporation - Private mortgage
                insurance                                            4,242,550
    203,800     John Alden Financial Corporation -
                Group life and health insurance for
                small companies                                      4,254,325
                                                                    ----------
                                                                     8,496,875

                MEDICAL DEVICES/SUPPLIES - 1.6%
    164,200     Vital Signs, Inc. -
                Anesthesia and respiratory medical products          4,330,775

                REAL ESTATE INVESTMENT TRUSTS - 1.6%
    154,300     Felcor Suite Hotels, Inc. -
                Hotel real estate investment trust                   4,281,825

                RESTAURANTS - 4.0%
    210,150 <F1>Daka International, Inc. - Fuddruckers restaurants
                and food service management                          5,779,125
    202,300 <F1>Quality Dining, Inc. - Franchisee of Burger King's,
                Chili's and Bruegger's Bagels                        4,905,775
                                                                    ----------
                                                                    10,684,900

                RETAILING - 4.7%
    533,100 <F1>Bernard Chaus, Inc. -
                Women's apparel manufacturer                         1,932,487
    220,800 <F1>Proffitt's, Inc. - Regional department stores
                in the southeast                                     5,796,000
    308,700 <F1>Zale Corporation - Fine jewelry retailer             4,977,787
                                                                    ----------
                                                                    12,706,274

                SOFTWARE/TELECOMMUNICATIONS - 4.1%
    330,400 <F1>Data Broadcasting Corporation - Wireless
                distributor of financial and
                business inforamtion                              $  4,088,700
    120,900 <F1>Plantronics, Inc. - Telephone headsets               4,367,513
    196,000 <F1>7th Level, Inc -
                Educational/entertainment interactive software       2,744,000
                                                                    ----------
                                                                    11,200,213

                TRANSPORTATION RELATED - 2.1%
    199,600 <F1>Midwest Express Holdings, Inc. -
                Regional airline based in Milwaukee, WI              5,538,900

                FOREIGN SECURITIES - 3.1%
                BERMUDA - 1.7%
                INSURANCE
    153,200     RenaissanceRe Holdings Ltd. (USD/NASDAQ) -
                Property catastrophe reinsurance                     4,653,450
                THE NETHERLANDS - 1.4%
                CAPITAL SPENDING
    136,200 <F1>Elsag Bailey Process Automation N.V. (USD/NYSE) -
                Process control systems                              3,660,375
                                                                   -----------


                TOTAL FOREIGN SECURITIES                             8,313,825
                                                                   -----------


                TOTAL COMMON STOCKS
                (Cost $228,149,995)                               $254,658,823

                PREFERRED STOCKS - 1.6%
                CONSUMER CYCLICALS
    138,300     Beazer Homes USA, Inc. -
                Single family home builder                        $  4,287,300
                                                                  ------------

                TOTAL PREFERRED STOCK
                (Cost $3,501,698)                                 $  4,287,300



 Par
Amount                                                            Market Value
------                                                            ------------

                SHORT TERM INVESTMENTS - 6.3%
$17,026,000     Investment in repurchase agreement from State Street
                Bank and Trust Company (U.S. Treasury obligations)
                at 5.10% dated 12/29/95 due 1/2/96                $ 17,026,000
                                                                  ------------


                TOTAL SHORT TERM INVESTMENTS
                (Cost $17,026,000)                                  17,026,000

                TOTAL INVESTMENTS - 102.2%
                (Cost $248,677,693)                                275,972,123
                Other assets less liabilities - (2.2)%             (6,028,665)
                                                                  ------------


                TOTAL NET ASSETS<F2>                              $269,943,458
                                                                  ============



<F1>Non-income producing securities
<F2>Percentages for the various classifications relate to total net assets

               The accompanying notes to financial statements are
                       an integral part of this schedule.



                             ARTISAN SMALL CAP FUND
                       (A SERIES OF ARTISAN FUNDS, INC.)
                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1995
                                   UNAUDITED

ASSETS:
 Investments in securities, at value (cost $248,677,693)         $275,972,123
 Cash                                                                     243
 Receivable from investments sold                                   1,575,210
 Receivable from fund shares sold                                     363,006
 Accrued interest                                                       7,094
 Accrued dividends                                                    149,121
 Organizational costs                                                  59,205
 Prepaid registration expenses                                         37,383
                                                                  -----------

   Total assets                                                   278,163,385

LIABILITIES:
 Payable for investments purchased                                  5,888,819
 Payable for organizational costs                                      59,205
 Payable for registration expenses                                     37,383
 Payable for operating expenses                                       124,256
 Payable for capital gains distribution                             2,110,264
                                                                  -----------

   Total liabilities                                                8,219,927
                                                                  -----------

   Total net assets                                              $269,943,458
                                                                 ============


NET ASSETS CONSIST OF THE FOLLOWING:
 Fund shares issued and outstanding                              $240,448,619
 Net unrealized appreciation on investments                        27,294,430
 Accumulated undistributed net realized gains
   on investments                                                   2,200,409
                                                                 ------------
                                                                 $269,943,458
                                                                 ============


NET ASSET VALUE PER SHARE
 Net asset value, offering price and redemption price per share
   ($.01 par value, 5,000,000,000 shares authorized,
   [$ 269,943,458/ 20,487,995 shares outstanding])                     $13.18
                                                                       ======


               The accompanying notes to financial statements are
                       an integral part of this schedule.



                             ARTISAN SMALL CAP FUND
                       (A SERIES OF ARTISAN FUNDS, INC.)
                            STATEMENT OF OPERATIONS
                   FOR THE SIX MONTHS ENDED DECEMBER 31, 1995
                                   UNAUDITED

INVESTMENT INCOME:
 Interest                                                        $    366,398
 Dividends                                                            594,210
                                                                   ----------
   Total investment income                                            960,608

EXPENSES:
 Advisory fees                                                      1,052,993
 Transfer agent fees                                                  358,944
 Registration fees                                                    102,623
 Shareholder communications                                            49,226
 Custodian fees                                                        34,126
 Accounting fees                                                       21,985
 Professional fees                                                     20,489
 Directors' fees                                                        7,644
 Organizational costs                                                   7,505
 Other operating expenses                                               4,898
                                                                  -----------
   Total expenses                                                   1,660,433
                                                                  -----------
   Net investment loss                                              (699,825)
                                                                  -----------


REALIZED AND UNREALIZED GAINS
 ON INVESTMENTS - NET:
 Net realized gain on investments                                   5,492,729
 Net increase in unrealized appreciation on investments            20,926,487
                                                                  -----------
 Net gain on investments                                           26,419,216
                                                                  -----------
   Net increase in net assets resulting from operations           $25,719,391
                                                                  ===========


               The accompanying notes to financial statements are
                       an integral part of this schedule.



                             ARTISAN SMALL CAP FUND
                       (A SERIES OF ARTISAN FUNDS, INC.)
                       STATEMENT OF CHANGES IN NET ASSETS
                   FOR THE SIX MONTHS ENDED DECEMBER 31, 1995
                                   UNAUDITED

OPERATIONS:
 Net investment loss                                            $   (699,825)
 Net realized gain on investments                                   5,492,729
 Net increase in unrealized appreciation on investments            20,926,487
                                                                  -----------

   Net increase in net assets resulting from operations            25,719,391
                                                                  -----------


DISTRIBUTION PAYABLE TO SHAREHOLDERS:
 Distributions from net realized gains
   on investment transactions ($0.103 per share)                    2,110,264
                                                                  -----------


FUND SHARE ACTIVITIES:
 Proceeds from shares issued (15,107,352 shares)                  187,393,007
 Cost of shares redeemed (3,234,101 shares)                      (40,327,527)
                                                                 ------------

   Net increase in net assets resulting from Fund
   share activities                                               147,065,480

   Total increase                                                 170,674,607

 Net assets at the beginning of the period                         99,268,851
                                                                 ------------
 Net assets at the end of the period                             $269,943,458
                                                                 ============


               The accompanying notes to financial statements are
                     an integral part of these statements.



                             ARTISAN SMALL CAP FUND
                       (A SERIES NF ARTISAN FUNDS, INC.)
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
                                   UNAUDITED

                                              For the six          For the
                                             months ended        period ended
                                           December 31,1995   June 30, 1995<F5>
                                           ----------------   -----------------

Net asset value, beginning of period            $ 11.52             $ 10.00
Income from investment operations:
 Net investment loss                             (0.03)              (0.01)
 Net realized and unrealized gains
   (losses) on securities                          1.79                1.53
                                                -------             -------

   Total from investment operations                1.76                1.52
                                                -------             -------

Distribution from net realized gains             (0.10)
                                                -------
Net asset value, end of period                  $ 13.18             $ 11.52
                                                =======             =======


Total Return                                  15.3%<F4>           15.2%<F4>
Ratios/supplemental data:
 Net assets, end of period (millions)            $269.9               $99.3
 Ratio of expenses to average net assets      1.63%<F3>           2.00%<F3>
 Ratio of net investment income to
   average net assets                       (0.69)%<F3>         (0.59)%<F3>
 Portfolio turnover rate                         71.52%               9.28%

 <F3>Annualized
 <F4>Not annualized
 <F5>For the period from commencement of operations (March 28, 1995) through
 June 30, 1995

               The accompanying notes to financial statements are
                     an integral part of these statements.



                             ARTISAN SMALL CAP FUND
                       (A SERIES OF ARTISAN FUNDS, INC.)
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 1995
                                   UNAUDITED

(1) Summary of significant accounting policies:
 The Artisan Small Cap Fund (the "Fund") is a series of Artisan Funds, Inc. which was incorporated on January 5, 1995 as a Wisconsin corporation and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The following is a summary of significant accounting policies of the Fund:

  (a) Security valuation - Each security is valued at the latest sales price reported by the principal security exchange on which the issue is traded, or if no sale is reported, the latest sales price reported from previous days trading activities. Securities for which prices are not readily available or which management believes that the last sales price is not reflective of the fair value of the security are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Directors. Short-term investments maturing within sixty days of their purchase date are valued at amortized cost which approximates market.

  (b) Income taxes - No provision has been made for federal income taxes since the Fund intends to 1) distribute substantially all of its taxable income as well as realized gains from the sale of investment securities to its shareholders and 2) comply with all provisions of the Internal Revenue Code applicable to regulated investment companies.

  (c) Portfolio transactions - Security and shareholder transactions are recorded no later than the first business day after the trade date. Net realized gains and losses on common stocks are computed on the specific identification basis.

  (d) Other - Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is reported on the accrual basis.

(2) Transactions with affiliates:
  Artisan Partners Limited Partnership (the "Adviser"), with which certain officers and directors of the Fund are affiliated, provides investment advisory and administrative services to the Fund. In exchange for these services, the Fund pays a monthly management fee to the Adviser as follows:

        Average Daily Net Asset Value            Annual Rate
        -----------------------------            -----------
        Less than $500 million                      1.000%
        $500 million to $750 million                0.975%
        $750 million to $1 billion                  0.950%
        Greater than $1 billion                     0.925%



                             ARTISAN SMALL CAP FUND
                       (A SERIES OF ARTISAN FUNDS, INC.)
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 1995

  The Fund also incurs other expenses for services such as maintaining shareholder records and furnishing shareholder statements and reports. The Adviser has undertaken to reimburse the Fund for any ordinary operating expenses in excess of 2.00% of average daily net assets annually.

(3) Organization costs and prepaid registration expenses:
  Organization costs are amortized over sixty months. These expenses were paid by the Adviser which will be reimbursed by the Fund over the same time period. The proceeds of any redemption of the initial shares by the original shareholders will be reduced by a pro-rata portion of any unamortized expenses at the time of redemption. Registration expenses of the Fund are amortized over twelve months.

(4) Investment transactions:
 For the six months ended December 31, 1995, the cost of purchases and the proceeds from the sales of investment securities (excluding short-term securities) were $269,118,322 and $127,216,768, respectively.

(5) Income tax information:
 Aggregate gross unrealized appreciation (depreciation) on investments as of December 31, 1995, based on investment cost of $248,743,615 for federal tax purposes, is as follows:

  Aggregate gross unrealized appreciation on investments     $32,654,346
  Aggregate gross unrealized depreciation on investments     (5,425,838)
                                                             -----------

   Net unrealized appreciation                               $27,228,508
                                                             ===========



This report is submitted for the information of shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.